Supplement dated June 14, 2024

to the Prospectus and Updating Summary Prospectus

each dated April 29, 2024

for MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective June 1, 2024, this supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

•	The Annual Fee table in the Ongoing Fees and Expenses row of the Important Information You Should Consider About the Policy section of the Prospectuses is deleted and replaced with the following:

Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.19%(1)	2.28%(1)

(1)	As a percentage of Fund assets.

•	The Annual Fund Operating Expenses table in the Fee Tables section of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses	Minimum	Maximum
Range of annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.19%	2.28%

(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

•	The information in Appendix A of the Prospectuses for the Fidelity® VIP Extended Market Index Portfolio, Fidelity® VIP Index 500 Portfolio, Fidelity® VIP International Index Portfolio, and Fidelity® VIP Total Market Index Portfolio is deleted and replaced with the following:

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	17.11%	11.02%	—
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	26.07%	15.45%	11.81%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.41%	15.88%	6.89%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.36%	25.71%	14.73%	—

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center at (800) 665-2654, 8 a.m.–5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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